Schedule of unfunded liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current	₨ 40,744	₨ 35,621
Non-current	30,533	34,108
Unfunded liability recognized in statement of financial position	₨ 71,277	₨ 69,729